PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Interest-earning deposits with subsidiary bank	$ 1,734	$ 272
Other assets	210	148
TOTAL ASSETS	329,716	309,940
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	2,954	801
Stockholders' equity	32,043	31,788	$ 31,828	$ 30,413
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	329,716	309,940
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	1,508	1,413
Investment in subsidiary bank	30,444	30,313
Other assets	97	83
TOTAL ASSETS	32,049	31,809
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	6	21
Stockholders' equity	32,043	31,788
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 32,049	$ 31,809